Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Trade and other payables
	2022	2021
	£’000	£’000
Trade payables	11,716	7,499
Other taxation and social security	927	532
Pension liability	34	23
Accruals	62,399	27,382
	75,076	35,436